Schedule I - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Total current assets	$ 243,059	$ 158,633
Total assets	2,582,273	2,521,052
Current liabilities:
Dividends payable	17,939	203
Total current liabilities	252,694	246,281
Total liabilities	1,928,141	2,071,204
Commitments and contingencies
Stockholder Equity:
Preferred stock, $0.01 par value-authorized, 100,000,000 shares, no shares issued or outstanding at December 31, 2013 and 2012
Common stock, $0.01 par value-authorized, 1,000,000,000 shares; 89,900,453 shares issued at December 31, 2013 and 82,737,008 shares issued and outstanding at December 31, 2012	899	827
Additional paid-in capital	689,394	456,923
Retained earnings (accumulated deficit)	7,991	(6,648)
Treasury stock, at cost (1,500,000 shares at December 31, 2013)	(44,163)
Total stockholders' equity	654,132	449,848	872,467	949,795
Total liabilities and stockholders' equity	2,582,273	2,521,052
Parent Company [Member]
Current assets:
Cash	172	203
Due from wholly owned subsidiary	17,767
Total current assets	17,939	203
Investment in wholly owned subsidiary	654,121	451,102
Total assets	672,060	451,305
Current liabilities:
Dividends payable	17,939	203
Total current liabilities	17,939	203
Total liabilities	17,939	203
Commitments and contingencies
Stockholder Equity:
Preferred stock, $0.01 par value-authorized, 100,000,000 shares, no shares issued or outstanding at December 31, 2013 and 2012
Common stock, $0.01 par value-authorized, 1,000,000,000 shares; 89,900,453 shares issued at December 31, 2013 and 82,737,008 shares issued and outstanding at December 31, 2012	899	827
Additional paid-in capital	689,394	456,923
Retained earnings (accumulated deficit)	7,991	(6,648)
Treasury stock, at cost (1,500,000 shares at December 31, 2013)	(44,163)
Total stockholders' equity	654,121	451,102
Total liabilities and stockholders' equity	$ 672,060	$ 451,305